Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 84,648	£ 92,547
Collateral cash	18,823	11,104
Netting	(1,305)	(3,654)
Net exposure	316,322	310,948
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	276,800	271,000
Collateral cash	200	100
Collateral non-cash	(217,700)	(209,400)
Netting	(500)	(2,700)
Net exposure	99,900	100,400
Derivative Financial Instruments [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,400	5,300
Collateral cash	0
Collateral non-cash	(1,900)	(2,100)
Netting	(800)	(900)
Net exposure	700	2,300
Other financial assets at fair value through profit loss [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	6,100
Collateral cash	0
Collateral non-cash	0	(2,300)
Netting	0
Net exposure	1,000	3,800
Financial assets at fair value through profit loss [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,400	11,400
Collateral cash	0
Collateral non-cash	(1,900)	(4,400)
Netting	(800)	(900)
Net exposure	£ 1,700	£ 6,100